UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502

                              Comstock Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                        Date of fiscal year end: April 30

                   Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)

 PRINCIPAL                                                                   MARKET
   AMOUNT                                                                    VALUE
-----------                                                               -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.8%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.8%
$15,000,000      5.000%, 02/13/17                                         $16,262,145
                                                                          -----------
U.S. GOVERNMENT OBLIGATIONS -- 71.0%
              U.S. TREASURY BILLS -- 38.0%
 29,686,000   U.S. Treasury Bills, 0.014% to 0.203%++,
                 02/19/09 to 06/25/09 (a)                                  29,680,336
                                                                          -----------
              U.S. TREASURY CASH MANAGEMENT BILLS -- 26.2%
 20,546,000   U.S. Treasury Cash Management Bills,
                 0.122% to 0.137%++, 04/29/09 to 06/24/09                  20,524,287
                                                                          -----------
              U.S. TREASURY NOTE -- 6.8%
  5,295,000      4.500%, 04/30/09                                           5,350,227
                                                                          -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                          55,554,850
                                                                          -----------

                                                            EXPIRATION
                                                               DATE/
 NUMBER OF                                                   EXERCISE
 CONTRACTS                                                     PRICE
-----------                                                ------------
PUT OPTIONS PURCHASED+ -- 8.2%
        100   S & P 500 Index                              Mar. 09/1075     2,490,500
         40   S & P 500 Index                              Mar. 09/1100     1,106,000
        170   S & P 500 Index                               Jun. 09/775     1,022,550
        100   S & P 500 Index                               Jun. 09/800       697,700
        135   S & P 500 Index                               Sep. 09/775     1,088,775
                                                                          -----------
TOTAL PUT OPTIONS PURCHASED                                                 6,405,525
                                                                          -----------
TOTAL INVESTMENTS -- 100.0% (Cost $75,637,919)                            $78,222,520
                                                                          ===========
              Aggregate book cost                                         $75,637,919
                                                                          ===========
              Gross unrealized appreciation                               $ 3,163,210
              Gross unrealized depreciation                                  (578,609)
                                                                          -----------
              Net unrealized appreciation/(depreciation)                  $ 2,584,601
                                                                          ===========

                                                                             MARKET
   SHARES                                                                    VALUE
-----------                                                               -----------
COMMON STOCKS SOLD SHORT -- (11.2)%
              BUILDING AND CONSTRUCTION -- (0.6)%
      1,000   NVR Inc.                                                    $   426,090
                                                                          -----------
              BUSINESS SERVICES -- (1.9)%
     17,000   Alliance Data Systems Corp.                                     707,030
     25,000   Iron Mountain Inc.                                              511,500
      5,600   United Parcel Service Inc., Cl. B                               237,944
                                                                          -----------
                                                                            1,456,474
                                                                          -----------
              COMPUTER HARDWARE -- (0.4)%
      3,300   International Business Machines Corp.                           302,445
                                                                          -----------
              COMPUTER SOFTWARE AND SERVICES -- (1.3)%
     14,000   Juniper Networks Inc.                                           198,240
     20,000   Oracle Corp.                                                    336,600
      3,600   Research In Motion Ltd.                                         199,440
      8,400   SAP AG, ADR                                                     297,192
                                                                          -----------
                                                                            1,031,472
                                                                          -----------
              CONSUMER PRODUCTS -- (1.4)%
     16,000   Deckers Outdoor Corp.                                           835,840
      7,000   Reynolds American Inc.                                          267,260
                                                                          -----------
                                                                            1,103,100
                                                                          -----------

                                                                             MARKET
   SHARES                                                                    VALUE
-----------                                                               -----------
              ELECTRONICS -- (1.0)%
     17,000   Intel Corp.                                                 $   219,300
     19,000   Lam Research Corp.                                              383,990
     11,000   Texas Instruments Inc.                                          164,450
                                                                          -----------
                                                                              767,740
                                                                          -----------
              ENTERTAINMENT -- (0.5)%
     15,000   Marvel Entertainment Inc.                                       412,650
                                                                          -----------
              FINANCIAL SERVICES -- (1.1)%
     12,000   BB&T Corp.                                                      237,480
      9,000   Capital One Financial Corp.                                     142,560
     22,000   Hudson City Bancorp Inc.                                        255,200
     14,000   Raymond James Financial Inc.                                    259,140
                                                                          -----------
                                                                              894,380
                                                                          -----------
              HEALTH CARE -- (0.8)%
     15,000   Hologic Inc.                                                    176,850
     15,000   Masimo Corp.                                                    416,550
                                                                          -----------
                                                                              593,400
                                                                          -----------
              REAL ESTATE INVESTMENT TRUSTS -- (0.8)%
     15,000   Simon Property Group Inc.                                       644,700
                                                                          -----------
              RETAIL -- (1.0)%
     15,000   BJ's Wholesale Club Inc.                                        430,200
     20,000   The Children's Place Retail Stores Inc.                         376,200
                                                                          -----------
                                                                              806,400
                                                                          -----------
              TELECOMMUNICATIONS -- (0.4)%
     24,000   Nokia Oyj, ADR                                                  294,480
                                                                          -----------
TOTAL COMMON STOCKS SOLD SHORT
(Total Proceeds $12,834,509)                                              $ 8,733,331
                                                                          ===========
              Aggregate proceeds                                          $12,834,509
                                                                          ===========
              Gross unrealized appreciation                               $ 4,123,496
              Gross unrealized depreciation                                   (22,318)
                                                                          -----------
              Net unrealized appreciation/(depreciation)                  $ 4,101,178
                                                                          ===========

----------
(a) At January 31, 2008, $10,515,000 of the principal amount was pledged as collateral for securities sold short.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

               See accompanying notes to schedule of investments.

COMSTOCK CAPITAL VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o   Level 1 - quoted prices in active markets for identical securities;

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of January 31, 2009 is as follows:


                                                                   INVESTMENTS
                                               INVESTMENTS IN     IN SECURITIES
                                                 SECURITIES          (MARKET
                                               (MARKET VALUE)         VALUE)
                                                   ASSETS          LIABILITIES
                                                ------------       -----------
      VALUATION INPUTS

      Level 1- Quoted Prices                             --       $(8,733,331)
      Level 2-
        Other Significant Observable Inputs     $78,222,520                --
                                              ----------------------------------
      Total                                     $78,222,520       $(8,733,331)
                                              ==================================

There were no Level 3 investments held at April 30, 2008 or January 31, 2009.


In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.
2. TAX INFORMATION. The following summarizes capital loss carryforwards and expiration dates for each Fund as of April 30, 2008:

          EXPIRING IN FISCAL YEAR   CAPITAL VALUE FUND
          -----------------------   ------------------
                   2009               $   409,704
                   2012                15,241,825
                   2013                40,898,340
                   2014                13,004,169
                   2015                 7,109,158
                   2016                 4,484,299
                                      ------------
                                      $81,147,495
                                      ============

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Comstock Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 18, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 18, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       March 18, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.